Offerings	May 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	(1) Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). (2) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value Euro 0.50 per share(3)
Fee Rate	0.01381%
Offering Note	(1) Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). (3) Includes an indeterminate number of ordinary shares (the "Ordinary Shares"), par value Euro 0.50 per share of Banco Santander, S.A. issuable upon conversion of the non-step-up non-cumulative contingent convertible perpetual preferred tier 1 securities (the "Notes"). (4) Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Ordinary Shares issuable upon conversion of the Notes because no additional consideration will be received in connection with the conversion of the Notes.